Summary of Significant Accounting Policies - Summary of Estimated Useful Life of Assets (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Lease intangibles and leasehold improvements	Shorter of useful life or lease term	Shorter of useful life or lease term
Building | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of assets	35 years	35 years
Building | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of assets	40 years	40 years
Building and Land Improvements | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of assets	5 years	5 years
Building and Land Improvements | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of assets	15 years	15 years
Furniture, Fixtures and Equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives of assets	5 years	5 years
Furniture, Fixtures and Equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives of assets	7 years	7 years